Stock Based Compensation (Summary of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Stock Based Compensation [Abstract]
Options, beginning of year	208,700	212,725
Options, Granted	26,750	28,900
Options, Exercised	(32,350)	(28,275)
Options, Forfeited	(3,275)	(4,650)
Options, end of year	199,825	208,700
Options, Exercisable, end of period	173,075	179,800
Weighted Average Exercise Price Per Share, Outstanding, beginning of period	$ 22.54	$ 20.76
Weighted Average Exercise Price Per Share, Granted	36.02	32.34
Weighted Average Exercise Price Per Share, Exercised	19.71	18.39
Weighted Average Exercise Price Per Share, Forfeited	24.31	27.08
Weighted Average Exercise Price Per Share, Outstanding, end of period	24.78	22.54
Weighted Average Exercise Price Per Share, Exercisable, end of period	$ 23.04	$ 20.97
Aggregate Intrinsic Value, Outstanding, beginning of period	$ 2,182,537
Aggregate Intrinsic Value, Outstanding, end of period	2,822,470	$ 2,182,537
Aggregate Intrinsic Value, Exercisable at end of period	$ 2,745,430	$ 2,163,463